Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Depreciation	$ 1,955	$ 2,066